Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CIK 0001816261 Executive Network Partnering Corp
Fair Value Measurements
Fair value transfer Amount	$ 0	$ 0	$ 0	$ 0